Restructuring (Tables)	12 Months Ended
Dec. 31, 2015
Restructuring Charges

For years ended December 31, 2013, 2014, and 2015, restructuring charges comprised the following:

	Year Ended December 31,
	2015
	2012/13 restruc- turing	2014 restruc- turing	2015 restruc- turing	Total
Employee severance pay and related costs	$—	$107	$3,002	$3,109
Non-cancelable lease, contract termination, and other charges	232	—	—	232
Other non-cash charges	—	—	282	282

Total restructuring charges	$232	$107	$3,284	$3,623

	Year Ended December 31,
	2014
	2012/13 restruc- turing	2013/14 restruc- turing	Australia restruc- turing	2014 restruc- turing	Total
Employee severance pay and related costs	$—	$402	$277	$1,420	$2,099
Non-cancelable lease, contract termination, and other charges	228	—	—	—	228
Other non-cash charges	—	1,181	—	—	1,181

Total restructuring charges	$228	$1,583	$277	$1,420	$3,508

	Year Ended December 31,
	2013
	2012/13 restruc- turing	2013/14 restruc- turing	Total
Employee severance pay and related costs	$1,007	$1,894	$2,901
Non-cancelable lease, contract termination, and other charges	652	—	652
Other non-cash charges	—	526	526

Total restructuring charges	$1,659	$2,420	$4,079

2014 Restructuring
Summary of Changes in Rationalization of Operations related Liabilities

The following table summarizes the changes in the 2015 Restructuring related liabilities:

Severance and other benefits
Costs incurred and charged to expense	3,002
Costs paid	(1,795)
Effects of foreign currency exchange	(10)

Balance at December 31, 2015	$1,197

Cumulative costs incurred to date, including non-cash charges	$3,284

Australia Restructuring
Summary of Changes in Rationalization of Operations related Liabilities

The following table summarizes the changes in the rationalization of operations related liabilities:

Severance and other benefits
Balance at January 1, 2015	$508
Costs incurred and charged to expense	107
Costs paid	(488)
Effects of foreign currency exchange	(25)

Balance at December 31, 2015	$102

Cumulative costs incurred to date, including non-cash charges	$1,527

2012/13 Restructuring
Summary of Changes in Rationalization of Operations related Liabilities

The following table summarizes the changes in the rationalization of operations related liabilities:

Closure and other contractual liabilities
Balance at January 1, 2015	$1,025
Costs incurred and charged to expense	232
Costs paid	(238)
Effects of foreign currency exchange	(108)

Balance at December 31, 2015	$911

Cumulative costs incurred to date, including non-cash charges	$7,265